Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 65	$ 12,535,655	$ (8,395,503)		$ 4,140,217
Beginning balance, shares at Dec. 31, 2019			6,539,415
Common Stock Issued for Services, Shares			217,965
Common Stock Issued for Services			$ 2	1,357,757			1,357,759
Warrants Exercised for Cash			$ 4	37,602			37,606
Warrants Exercised for Cash, Shares			413,393
Options Expense				448,404			448,404
Net Loss					(2,536,051)		(2,536,051)
Options Exercised for Cash				501			501
Options Exercised for Cash, Shares			167
Warrants Expense				56,885			56,885
Common Stock Issued from Offering			$ 10	5,994,414			5,994,424
Common Stock Issued from Offering, Shares			922,219
Fractional Common Stock Issued due to reverse split
Fractional Common Stock Issued due to reverse split, Shares			40
Stock Issuance Costs				(820,587)			(820,587)
Ending balance, value at Dec. 31, 2020			$ 81	19,610,631	(10,931,554)		8,679,158
Ending balance, shares at Dec. 31, 2020			8,093,199
Common Stock Issued for Services, Shares
Common Stock Issued for Services				98,247			98,247
Options Expense				75,738			75,738
Net Loss					(651,519)		(651,519)
Ending balance, value at Mar. 31, 2021			$ 81	19,784,616	(11,583,073)		8,201,624
Ending balance, shares at Mar. 31, 2021			8,093,199
Beginning balance, value at Dec. 31, 2020			$ 81	19,610,631	(10,931,554)		8,679,158
Beginning balance, shares at Dec. 31, 2020			8,093,199
Net Loss							(4,531,543)
Ending balance, value at Sep. 30, 2021			$ 82	20,080,310	(15,463,097)		4,617,295
Ending balance, shares at Sep. 30, 2021			8,166,457
Beginning balance, value at Dec. 31, 2020			$ 81	19,610,631	(10,931,554)		8,679,158
Beginning balance, shares at Dec. 31, 2020			8,093,199
Common Stock Issued for Services, Shares			37,905
Common Stock Issued for Services				181,163			181,163
Warrants Exercised for Cash			$ 1	15,000			15,001
Warrants Exercised for Cash, Shares			5,000
Options Expense				187,273			187,273
Net Loss					(5,315,883)		(5,315,883)
Options Exercised for Cash				1,821			1,821
Options Exercised for Cash, Shares			30,353
Warrants Expense				21,640			21,640
Ending balance, value at Dec. 31, 2021			$ 82	20,017,528	(16,247,437)		3,770,173
Ending balance, shares at Dec. 31, 2021			8,166,457
Beginning balance, value at Mar. 31, 2021			$ 81	19,784,616	(11,583,073)		8,201,624
Beginning balance, shares at Mar. 31, 2021			8,093,199
Common Stock Issued for Services				100,416			100,416
Options Expense				61,392			61,392
Net Loss					(2,578,276)		(2,578,276)
Options Exercised for Cash				1,821			1,821
Ending balance, value at Jun. 30, 2021			$ 81	19,948,245	(14,161,349)		5,786,977
Ending balance, shares at Jun. 30, 2021			8,161,457
Common Stock Issued for Services				41,250			41,250
Warrants Exercised for Cash			1	15,000			15,001
Options Expense				54,175			54,175
Net Loss					(1,301,748)		(1,301,748)
Warrants Expense				21,640			21,640
Ending balance, value at Sep. 30, 2021			$ 82	20,080,310	(15,463,097)		4,617,295
Ending balance, shares at Sep. 30, 2021			8,166,457
Beginning balance, value at Dec. 31, 2021			$ 82	20,017,528	(16,247,437)		3,770,173
Beginning balance, shares at Dec. 31, 2021			8,166,457
Capital Contributions						792,500	792,500
Capital distributions						(775,000)	(775,000)
Common Stock Issued for Services				32,083			32,083
Warrants Exercised for Cash				875			875
Warrants Exercised for Cash, Shares			14,584
Options Expense				32,783			32,783
Net Loss					(960,147)	(5,689)	(965,836)
Ending balance, value at Mar. 31, 2022			$ 82	20,083,269	(17,207,584)	11,811	2,887,578
Ending balance, shares at Mar. 31, 2022			8,181,041
Beginning balance, value at Dec. 31, 2021			$ 82	20,017,528	(16,247,437)		3,770,173
Beginning balance, shares at Dec. 31, 2021			8,166,457
Net Loss							(2,606,839)
Ending balance, value at Sep. 30, 2022			$ 83	20,193,271	(18,794,350)	(42,426)	1,356,578
Ending balance, shares at Sep. 30, 2022			8,398,708
Beginning balance, value at Mar. 31, 2022			$ 82	20,083,269	(17,207,584)	11,811	2,887,578
Beginning balance, shares at Mar. 31, 2022			8,181,041
Capital Contributions
Common Stock Issued for Services, Shares			37,905
Common Stock Issued for Services				12,222			12,222
Warrants Exercised for Cash
Options Expense				16,994			16,994
Net Loss					(1,083,763)	(28,498)	(1,112,261)
Options Exercised for Cash, Shares			30,353
Ending balance, value at Jun. 30, 2022			$ 82	20,112,485	(18,291,347)	(16,687)	1,804,533
Ending balance, shares at Jun. 30, 2022			8,181,041
Capital Contributions
Common Stock Issued for Services, Shares			217,667
Common Stock Issued for Services			$ 1	63,125			63,126
Warrants Exercised for Cash
Warrants Exercised for Cash, Shares			5,000
Options Expense				17,661			17,661
Net Loss					(503,003)	(25,739)	(528,742)
Ending balance, value at Sep. 30, 2022			$ 83	$ 20,193,271	$ (18,794,350)	$ (42,426)	$ 1,356,578
Ending balance, shares at Sep. 30, 2022			8,398,708